UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
June 30, 2004

Check here is amendment [   ]  Amendment Number:
This Amendment 		[   ]  is a restatement
				[   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Presidio Management
Address:	44 Montgomery Street, Suite 2110
		San Francisco, CA 94104

Form 13F File Number:  28-7848

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		William J. Brady
Title:	General Partner
Phone:	415-433-0610

Signature, Place and Date of Signing:




William J. Brady	San Francisco, CA		July 22, 2004








Report Type	(Check only one.):
[ X ]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  63

Form 13F Information Table Value Total:  $176,080 (thousands)

List of Other Included Managers:  None

Provide a numbered list of the names(s) and Form 13F file
number(s) of all institutional investment managers with
respect to which this report is filed, other than the
manager filing this report.   NONE


Form 13F Information Table:

(1)                (2)    (3)         (4)         (5)     (6)    (7)   (8)
                                    Value       Total  Invstmnt Other  Voting
Name of Issuer  Class   CUSIP     (in $000's)   shares  DSCRETN  Mgr  Authrty

Acacia Research Common  003881307     2,232    346,100    Sole   n/a     none
Ace Cash Expres Common  004403101     4,794    186,600    Sole   n/a     none
Agile Software  Common  00846X105     3,409    389,600    Sole   n/a     none
Anika Therapeut Common  035255108     1,300     75,000    Sole   n/a     none
ArthroCare      Common  043136100     1,016     35,000    Sole   n/a     none
ATP Oil & Gas   Common  00208J108     2,111    275,277    Sole   n/a     none
Autobytel       Common  05275N106     1,222    134,600    Sole   n/a     none
Bennett Environ Common  081906109     3,135    250,000    Sole   n/a     none
Bon Ton Stores  Common  09776J101     2,227    151,900    Sole   n/a     none
Brocade         Common  111621108     4,921    823,000    Sole   n/a     none
Caesar's Ent    Common  127687101     4,900    326,690    Sole   n/a     none
Calfrac Well Sv Common  129584108     4,456    148,500    Sole   n/a     none
Callidus Softwr Common  13123E500         5      1,000    Sole   n/a     none
Career Educ.    Common  141665109     3,663     80,410    Sole   n/a     none
Central Garden  Common  153527106     2,157     60,310    Sole   n/a     none
Central Parking Common  154785109     1,869    100,000    Sole   n/a     none
Century Casino  Common  156492100       765    140,500    Sole   n/a     none
Collegiat Pac   Common  194589206     6,738    596,250    Sole   n/a     none
CoolBrands      Common  21639P208     3,458    157,900    Sole   n/a     none
Corinthian Coll Common  218868107     3,035    122,710    Sole   n/a     none
Developer Dvrsd Pref    251591780       240     10,000    Sole   n/a     none
Delta Petroleum Common  247907207     3,509    260,900    Sole   n/a     none
Eresearch Tech  Common  29481V108     1,120     40,000    Sole   n/a     none
Fairborne NRG   Common  303626105     1,828    178,300    Sole   n/a     none
Faro            Common  311642101     3,863    150,500    Sole   n/a     none
FindWhat        Common  317794105     1,854     80,100    Sole   n/a     none
Gevity HR       Common  374393106     3,025    115,500    Sole   n/a     none
Great Canadian  Common  389914102     3,835    124,500    Sole   n/a     none
Harman Int'l    Common  413086109     5,487     60,300    Sole   n/a     none
Informatica     Common  45666Q102     1,221    160,000    Sole   n/a     none
Ionatron        Common  462070103       202     35,000    Sole   n/a     none
Isolagen        Common  46488N103     2,262    220,000    Sole   n/a     none
Jackson Hewitt  Common  468202106       437     25,000    Sole   n/a     none
Joseph Banks    Common  480838101     5,206    165,855    Sole   n/a     none
K2              Common  482732104        31      2,000    Sole   n/a     none
Macromedia      Common  556100105     2,457    100,100    Sole   n/a     none
Mathstar        Pref    576801104     1,000    285,715    Sole   n/a     none
Matria Hlthcare Common  576817209     4,513    180,000    Sole   n/a     none
Meridian Resrce Common  58977Q109     2,776    400,000    Sole   n/a     none
Mesa Air Group  Common  590479101     2,440    301,560    Sole   n/a     none
MicroMuse       Common  595094103     2,222    332,100    Sole   n/a     none
Mikohn Gaming   Common  59862K108     3,006    621,000    Sole   n/a     none
Netegrity       Common  64110P107     4,230    500,000    Sole   n/a     none
New Frontier    Common  644398109     3,426    401,600    Sole   n/a     none
Novatel WirelessCommon  66987M604    15,839    597,700    Sole   n/a     none
Petco           Common  716016209     1,863     57,850    Sole   n/a     none
Photomedix      Common  719358103     2,578    751,560    Sole   n/a     none
PowersDine      Common  M41415106       675     55,000    Sole   n/a     none
PS Business Pks Pref    69360J834       123      5,000    Sole   n/a     none
Public Storage  Pref    74460D687       205      8,000    Sole   n/a     none
Riverstone Net  Common  769320102       329    251,300    Sole   n/a     none
Scientific Game Common  80874P109     3,271    170,900    Sole   n/a     none
Select Comfort  Common  81816X103     6,248    220,000    Sole   n/a     none
Skillsoft       Common  830928107     1,387    182,500    Sole   n/a     none
SourceInterlink Common  836151209     4,285    385,300    Sole   n/a     none
SunOpta         Common  8676EP108     4,010    470,150    Sole   n/a     none
Total Energy    Common  891925109     2,982    502,080    Sole   n/a     none
US Cellular     Pref    911684306       249     10,000    Sole   n/a     none
United Surgical Common  913016309     4,344    110,050    Sole   n/a     none
Utd Therapeutic Common  91307C102     1,026     40,000    Sole   n/a     none
WCA Waste       Common  92926K103     1,788    200,000    Sole   n/a     none
WebEx           Common  94767L109     4,787    220,000    Sole   n/a     none
Workstream      Common  981402100     2,488    901,400    Sole   n/a     none